CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) $ in Thousands	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares
Statement of Financial Position [Abstract]
Allowance for credit losses | $	$ 9,148	$ 9,611
Common Stock, Par or Stated Value Per Share | (per share)	$ 0.1	$ 0.1
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	50,198,549	49,461,282
Common Stock, Shares, Outstanding	49,382,549	48,645,282
Treasury Stock Share	816,000	816,000